Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of other assets

	December 31,
	2020	2019
	(dollars in thousands)
Deferred tax asset, net	$13,248	$8,224
Property, equipment and capitalized selling and marketing costs, net	6,386	7,746
Right-of-use asset	5,973	6,326
Deferred offering costs	7,617	—
Prepaid income taxes	1,003	—
Intangible asset, net	1,046	—
Prepaid expenses	3,029	2,919
Other	3,267	1,881
Total other assets	$41,569	$27,096